NON-CONTROLLING INTEREST	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

17. NON-CONTROLLING INTEREST

The Company’s non-controlling interest consists of the following:

	As of
	March 31, 2023	December 31, 2022
DSY Wellness:
Paid-in capital	$97	$97
Retained earnings	12,149	20,384
Accumulated other comprehensive income	49	32
	12,295	20,513
ASL	-	-
Total	$12,295	$20,513

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

16. NON-CONTROLLING INTEREST

The Company’s non-controlling interest consists of the following:

	As of December 31,
	2022	2021
DSY Wellness:
Paid-in capital	$97	$97
Accumulated surplus (deficit)	20,384	(436)
Accumulated other comprehensive income	32	3
	20,513	(336)
ASL	-	-
Total	$20,513	$(336)

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)